Inventory (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Wireless devices and accessories	$ 190	$ 238
Merchandise and other	275	418
Total inventory	465	656
Inventory recognized in cost of revenues	$ 3,334	$ 3,184